General Information - Summary of Subsidiary Companies (Detail)	12 Months Ended
Dec. 31, 2021 t
Clean Power Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Clean Power Inc.
Date of Incorporation	Feb. 05, 2007
Name of Vessel Owned by Subsidiary	Magic Wand
Dead Weight Tonnage	47,000
Acquisition Date	Jan. 09, 2008
MR Roi Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	MR Roi Inc.
Date of Incorporation	Feb. 05, 2007
Name of Vessel Owned by Subsidiary	Clean Thrasher
Dead Weight Tonnage	47,000
Acquisition Date	Feb. 27, 2008
King Of Hearts Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	King of Hearts Inc.
Date of Incorporation	Mar. 17, 2008
Name of Vessel Owned by Subsidiary	Falcon Maryam
Dead Weight Tonnage	46,000
Acquisition Date	Jul. 14, 2009
Tankpunk Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Tankpunk Inc.
Date of Incorporation	Jan. 06, 2008
Name of Vessel Owned by Subsidiary	Stealth Berana
Dead Weight Tonnage	115,804
Acquisition Date	Jul. 26, 2010